RETIREMENT AND POSTRETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2015
RETIREMENT AND POSTRETIREMENT BENEFITS
Schedule of effective dates of the most recent actuarial valuations and the next required actuarial valuations for basic plans

	Effective Date of Most Recently Filed Actuarial Valuation	Effective Date of Next Required Actuarial Valuation
Canadian Plans
Liquids Pipelines	December 31, 2014	December 31, 2015
Gas Distribution	December 31, 2013	December 31, 2016
United States Plan	January 1, 2015	January 1, 2016

Schedule of changes in the benefit obligation, the fair value of plan assets and the recorded assets and liability

	Pension		OPEB
December 31,	2015	2014	2015	2014
(millions of Canadian dollars)
Change in accrued benefit obligation
Benefit obligation at beginning of year	2,470	1,903	276	240
Service cost	167	108	8	8
Interest cost	98	93	11	12
Employees’ contributions	-	-	1	1
Actuarial (gains)/loss	(172)	411	9	16
Benefits paid	(90)	(75)	(12)	(9)
Effect of foreign exchange rate changes	79	31	21	8
Other	(1)	(1)	(6)	-
Benefit obligation at end of year	2,551	2,470	308	276
Change in plan assets
Fair value of plan assets at beginning of year	2,062	1,799	99	81
Actual return on plan assets	88	179	(2)	7
Employer’s contributions	116	138	10	11
Employees’ contributions	-	-	1	1
Benefits paid	(90)	(75)	(12)	(9)
Effect of foreign exchange rate changes	54	22	19	8
Other	(1)	(1)	-	-
Fair value of plan assets at end of year1	2,229	2,062	115	99
Underfunded status at end of year	(322)	(408)	(193)	(177)
Presented as follows:
Deferred amounts and other assets	6	5	2	-
Accounts payable and other	-	-	(6)	(6)
Other long-term liabilities (Note 18)	(328)	(413)	(189)	(171)
	(322)	(408)	(193)	(177)
1

Assets of $40 million (2014 - $32 million) are held by the Company in trust accounts that back non-registered supplemental pension plans benefitting United States plan participants. Due to United States tax regulations, these assets are not restricted from creditors, and therefore the Company is unable to include these balances in plan assets for accounting purposes. However, these assets are committed for the future settlement of non-registered supplemental pension plan obligations included in the underfunded status as at the end of the year.

Schedule of weighted average assumptions made in the measurement of the projected benefit obligations of the pension plans and OPEB
	Pension			OPEB
Year ended December 31,	2015	2014	2013	2015	2014	2013
Discount rate	4.2%	4.0%	5.0%	4.2%	3.9%	4.9%
Average rate of salary increases	3.6%	4.0%	3.7%

Schedule of net benefit costs recognized

	Pension			OPEB
Year ended December 31,	2015	2014	2013	2015	2014	2013
(millions of Canadian dollars)
Benefits earned during the year	167	108	103	8	8	9
Interest cost on projected benefit obligations	98	93	79	11	12	11
Expected return on plan assets	(142)	(123)	(103)	(6)	(5)	(4)
Amortization of prior service costs	-	-	1	-	-	-
Amortization of actuarial loss	49	28	52	1	-	2
Net defined benefit costs on an accrual basis	172	106	132	14	15	18
Defined contribution benefit costs	4	4	4	-	-	-
Net benefit cost recognized in Earnings	176	110	136	14	15	18
Amount recognized in OCI:
Net actuarial (gains)/loss1	(107)	232	(158)	16	15	(45)
Net prior service cost/(credit)2	-	-	-	(6)	-	2
Total amount recognized in OCI	(107)	232	(158)	10	15	(43)
Total amount recognized in Comprehensive income	69	342	(22)	24	30	(25)
1

Unamortized actuarial losses included in AOCI, before tax, were $404 million (2014 - $489 million) relating to the pension plans and $44 million (2014 - $26 million) relating to OPEB at December 31, 2015.

2	Unamortized prior service credits included in AOCI, before tax, were $1 million (2014 - $6 million costs) relating to OPEB at December 31, 2015.

Schedule of weighted average assumptions made in the measurement of the cost of the pension plans and OPEB

	Pension			OPEB
Year ended December 31,	2015	2014	2013	2015	2014	2013
Discount rate	4.0%	5.0%	4.2%	3.9%	4.9%	4.0%
Average rate of return on plan assets	6.7%	6.7%	6.7%	6.0%	6.0%	6.0%
Average rate of salary increases	4.0%	3.7%	3.7%

Schedule of assumed rates for medical costs for the next year used to measure the expected cost of benefits

	Medical Cost Trend Rate Assumption for Next Fiscal Year	Ultimate Medical Cost Trend Rate Assumption	Year in which Ultimate Medical Cost Trend Rate Assumption is Achieved
Canadian Plans
Drugs	6.7%	4.4%	2034
Other medical	4.5%	-	-
United States Plan	7.0%	4.5%	2037

Schedule of expected rate of return on plan assets
	Pension		OPEB
Year ended December 31,	2015	2014	2015	2014
Canadian Plans	6.7%	6.7%
United States Plan	7.2%	7.2%	6.0%	6.0%

Schedule of target mix for plan assets
	Canadian Plans
	Liquids Pipelines Plan	Gas Distribution Plan	United States Plan
Equity securities	62.5%	53.5%	62.5%
Fixed income securities	30.0%	40.0%	30.0%
Other	7.5%	6.5%	7.5%

Schedule of pension financial instruments at fair value

	2015				2014
December 31,	Level 11	Level 22	Level 33	Total	Level 11	Level 22	Level 33	Total
(millions of Canadian dollars)
Pension
Cash and cash equivalents	37	-	-	37	42	-	-	42
Fixed income securities
Canadian government bonds	131	-	-	131	121	-	-	121
Corporate bonds and debentures	5	3	-	8	4	4	-	8
Canadian corporate bond index fund	259	-	-	259	254	-	-	254
Canadian government bond index fund	201	-	-	201	198	-	-	198
United States debt index fund	102	-	-	102	84	-	-	84
Equity
Canadian equity securities	133	-	-	133	131	-	-	131
United States equity securities	2	-	-	2	31	-	-	31
Global equity securities	106	25	-	131	11	-	-	11
Canadian equity funds	253	-	-	253	255	-	-	255
United States equity funds	243	5	-	248	185	36	-	221
Global equity funds	161	148	-	309	342	134	-	476
Infrastructure4	-	-	182	182	-	-	51	51
Real estate4	-	-	115	115	-	-	81	81
Forward currency contracts	-	(10)	-	(10)	-	(1)	-	(1)
OPEB
Cash and cash equivalents	2	-	-	2	1	-	-	1
Fixed income securities
United States government and government agency bonds	46	-	-	46	39	-	-	39
Equity
United States equity funds	34	-	-	34	30	-	-	30
Global equity funds	34	-	-	34	27	-	-	27
1	Level 1 assets include assets with quoted prices in active markets for identical assets.
2	Level 2 assets include assets with significant observable inputs.
3	Level 3 assets include assets with significant unobservable inputs.
4	The fair values of the infrastructure and real estate investments are established through the use of valuation models.

Schedule of changes in the net fair value of plan assets classified as Level 3 in the fair value hierarchy
December 31,	2015	2014
(millions of Canadian dollars)
Balance at beginning of year	132	126
Unrealized and realized gains	44	26
Purchases and settlements, net	121	(20)
Balance at end of year	297	132

Schedule of plan contributions by the Company
	Pension		OPEB
Year ended December 31,	2015	2014	2015	2014
(millions of Canadian dollars)
Total contributions	116	138	10	11
Contributions expected to be paid in 2016	118		11

Schedule of benefits expected to be paid by the Company
Year ended December 31,	2016	2017	2018	2019	2020	2021-2025
(millions of Canadian dollars)
Expected future benefit payments	104	110	117	124	132	782